EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 16, 2019 (Accession No. 0001193125-19-149592), to the Prospectus dated May 1, 2019, as supplemented, for the Class IB and Class K shares of EQ/Invesco Global Real Estate Portfolio.